Loans and Allowance for Loan Losses - Loan portfolio aging analysis (Details 3) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	$ 607,615	$ 615,322
60-89 Days Past Due	1,097,824	237,795
Greater Than 90 Days	850,318	950,346
Total Past Due	2,555,757	1,803,463
Current	185,128,535	182,251,078
Total Loans Receivable	187,684,292	184,054,541
Total Loans > 90 Days & Accruing
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	420,086	350,539
60-89 Days Past Due	286,622	95,782
Greater Than 90 Days	613,534	806,877
Total Past Due	1,320,242	1,253,198
Current	43,240,847	43,033,459
Total Loans Receivable	44,561,089	44,286,657
Total Loans > 90 Days & Accruing
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due	794,110	68,216
Greater Than 90 Days	39,023	78,281
Total Past Due	833,133	146,497
Current	39,641,722	38,774,195
Total Loans Receivable	40,474,855	38,920,692
Total Loans > 90 Days & Accruing
Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days	122,841
Total Past Due	122,841
Current	39,996,289	35,005,662
Total Loans Receivable	40,119,130	35,005,662
Total Loans > 90 Days & Accruing
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	26,813,880	29,946,928
Total Loans Receivable	26,813,880	29,946,928
Total Loans > 90 Days & Accruing
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	11,844,973	10,559,593
Total Loans Receivable	11,844,973	10,559,593
Total Loans > 90 Days & Accruing
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	96,971	156,331
60-89 Days Past Due	11,561	47,585
Greater Than 90 Days	58,360	55,288
Total Past Due	166,892	259,204
Current	11,116,372	11,469,908
Total Loans Receivable	11,283,264	11,729,112
Total Loans > 90 Days & Accruing
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	90,558	108,452
60-89 Days Past Due	5,531	26,212
Greater Than 90 Days	16,560	9,900
Total Past Due	112,649	144,564
Current	12,474,452	13,461,333
Total Loans Receivable	12,587,101	13,605,897
Total Loans > 90 Days & Accruing